Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposit at a third-party payment channel	[1]	$ 29,239	$ 4,845
Advance to suppliers	[2]	21,521	5,331
Interest receivable		8,441	4,821
Prepaid income tax and other expenses		8,069	2,964
Deferred platform commission cost		4,292	4,571
Input VAT	[3]	3,714	2,968
Game promotions fees paid on behalf of game developers		2,742	2,250
Advance to game developers		924	1,550
Others		3,775	3,292
Prepaid expenses and other current assets		$ 82,717	$ 32,592

[1]	Deposit at a third party payment channel is the cash deposited in a third party payment channel by the Group for the broadcasters to withdraw their revenue sharing and the customer payment to the Group's account through a third party payment channel.
[2]	Advance to suppliers were primarily for advertising fees and live video broadcasting service fees.
[3]	Input VAT mainly occurred from the purchasing of goods for other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.